DECHERT LLP
                        200 CLARENDON STREET, 27TH FLOOR
                           BOSTON, MASSACHUSETTS 02116


                                   May 3, 2004


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington,  D.C. 20549

Re:      The Weiss Fund
         File Nos. 33-95688 and 811-09084

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of The Weiss Fund (the "Trust") that the form of Prospectus and Statement of Additional
Information included in Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A ("PEA 15") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 15. I hereby further certify that PEA 15 was filed electronically with the Commission on April 28, 2003 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 654-8612 or John V. O'Hanlon at (617) 728-7111 if you have any questions.


                                                        Very truly yours,


                                                        /s/ Tiffany P. Gauthier
                                                        Tiffany P. Gauthier


cc:      John V. O'Hanlon, Esq.
         Dana Nicholas, Weiss Money Management, Inc.